Indebtedness (Details) - Schedule of Short-Term and Long-Term Portions of Deferred Financing Costs, Prepayment Options and Loss on Repayment - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Short-term and Long-term Portions of Deferred Financing Costs, Prepayment Options and Loss on Repayment [Abstract]
Short-term deferred financing costs
Long-term deferred financing costs	14,298	21,470
Deferred financing cost	14,298	21,470
Short-term prepayment options
Long-term prepayment options	(10,961)	(16,832)
Prepayment option	(10,961)	(16,832)
Short-term loss on repayment
Long-term loss on repayment	(1,109)	(1,568)
Loss on repayment	(1,109)	(1,568)
Deferred financing costs, prepayment options and loss on repayment	$ 2,228	$ 3,070